Subsequent events	12 Months Ended
Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
61.
Subsequent events

The Group has evaluated subsequent events through July 31, 2023, which is the date when the consolidated financial statements were authorised for issuance. There are no events which would require any material adjustments or disclosures in these consolidated financial statements.